CONCENTRATION OF RISK	12 Months Ended
Jul. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

NOTE 7 — CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash held in banks. The cash balance in each financial institution in the United States is insured by the FDIC up to $250,000. As of July 31, 2024, no United States account balance exceeded $250,000. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately US$64,000) if the bank with which an individual/company holds its eligible deposit fails. As of July 31, 2024, a cash balance of $386,936 was maintained at a financial institution in Hong Kong of which approximately $323,000 was subject to credit risk. Management believes that the financial institution is of high credit quality and continually monitors its credit worthiness.

Customer concentration risk

For the year ended July 31, 2024, three customers accounted for 48%, 25%, and 11% of the Company’s total revenues.

For the year ended July 31, 2023, two customers accounted for 40.9% and 11.5% of the Company’s total revenues.

As of July 31, 2024 and 2023, no customer accounted for over 10% of the Company’s total accounts receivable.

Vendor concentration risk

For the year ended July 31, 2024, two vendors accounted for 53.5% and 22.2% of the Company’s total purchases. For the year ended July 31, 2023, two vendors accounted for 76% and 16% of the Company’s total purchases. As of July 31, 2024 and 2023, no vendor accounted for over 10% of the Company’s total accounts payable.